Financial Instruments - Reconciliation of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Beginning balance	€ 110,353	€ 75,068
Proceeds from convertible loans	1,850	85,900
Principal elements of lease payment	(1,781)	(1,439)
Interest paid	(437)	(450)
Change in the cash flow from financing activities	(368)	84,011
Additions to lease liabilities due to new lease contracts	2,486	3,842
Additions to warrants	25,859
Fair value changes	(10,780)	15,222
Interest expenses	3,920	34,410
Capital contributions	(98,242)	(102,200)
Ending balance	33,228	110,353
Convertible loans
Disclosure of detailed information about financial instruments [line items]
Beginning balance	99,235	66,353
Proceeds from convertible loans	1,850	85,900
Change in the cash flow from financing activities	1,850	85,900
Fair value changes	(6,326)	15,222
Interest expenses	3,483	33,960
Capital contributions	(98,242)	(102,200)
Ending balance		99,235
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Beginning balance	11,118	8,715
Principal elements of lease payment	(1,781)	(1,439)
Interest paid	(437)	(450)
Change in the cash flow from financing activities	(2,218)	(1,889)
Additions to lease liabilities due to new lease contracts	2,486	3,842
Interest expenses	437	450
Ending balance	11,823	€ 11,118
Warrants
Disclosure of detailed information about financial instruments [line items]
Additions to warrants	25,859
Fair value changes	(4,454)
Ending balance	€ 21,405